BUSINESS COMBINATIONS - Acquired Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 25, 2021	Dec. 26, 2020	Dec. 28, 2019
Business Acquisition
GOODWILL	$ 315,038	$ 252,193	$ 229,536
Advantage
Business Acquisition
GOODWILL	11,481
Goodwill - Tax Deductible	11,481
Ficus
Business Acquisition
GOODWILL	8,889
Goodwill - Tax Deductible	8,889
Boxpack Packaging
Business Acquisition
GOODWILL	1,978
Goodwill - Tax Deductible	4,672
Shelter Products
Business Acquisition
GOODWILL	2,020
Goodwill - Tax Deductible	4,039
Endurable Building Products
Business Acquisition
GOODWILL	2,482
Goodwill - Tax Deductible	7,099
Walnut Hollow Farm, Inc.
Business Acquisition
GOODWILL	263
Goodwill - Tax Deductible	1,526
J. C. Gilmore Pty Ltd
Business Acquisition
GOODWILL	1,938
Goodwill - Tax Deductible	3,876
PalletOne
Business Acquisition
GOODWILL	44,378
Goodwill - Tax Deductible	79,917
Atlantic Prefab
Business Acquisition
GOODWILL	1,356
Goodwill - Tax Deductible	3,543
Exterior Designs
Business Acquisition
GOODWILL	2,241
Goodwill - Tax Deductible	5,740
Patriot Building Systems
Business Acquisition
GOODWILL	1,036
Goodwill - Tax Deductible	2,640
FRCT
Business Acquisition
GOODWILL	1,962
Goodwill - Tax Deductible	5,222
Enwrap
Business Acquisition
GOODWILL	3,705
Goodwill - Tax Deductible	6,820
T&R Lumber Company
Business Acquisition
GOODWILL	4,258
Goodwill - Tax Deductible	12,458
Quest Design
Business Acquisition
GOODWILL	8,041
Goodwill - Tax Deductible	20,262
Non-compete agreements | Atlantic Prefab
Business Acquisition
Intangible assets other than goodwill	417
Non-compete agreements | Exterior Designs
Business Acquisition
Intangible assets other than goodwill	667
Non-compete agreements | Patriot Building Systems
Business Acquisition
Intangible assets other than goodwill	306
Non-compete agreements | FRCT
Business Acquisition
Intangible assets other than goodwill	1,090
Non-compete agreements | Enwrap
Business Acquisition
Intangible assets other than goodwill	790
Non-compete agreements | T&R Lumber Company
Business Acquisition
Intangible assets other than goodwill	600
Patents | Enwrap
Business Acquisition
Intangible assets other than goodwill	1,293
Customer relationships | Boxpack Packaging
Business Acquisition
Intangible assets other than goodwill	2,694
Customer relationships | Shelter Products
Business Acquisition
Intangible assets other than goodwill	2,019
Customer relationships | Endurable Building Products
Business Acquisition
Intangible assets other than goodwill	4,617
Customer relationships | Walnut Hollow Farm, Inc.
Business Acquisition
Intangible assets other than goodwill	1,263
Customer relationships | J. C. Gilmore Pty Ltd
Business Acquisition
Intangible assets other than goodwill	1,938
Customer relationships | PalletOne
Business Acquisition
Intangible assets other than goodwill	18,089
Customer relationships | Atlantic Prefab
Business Acquisition
Intangible assets other than goodwill	1,620
Customer relationships | Exterior Designs
Business Acquisition
Intangible assets other than goodwill	2,592
Customer relationships | Patriot Building Systems
Business Acquisition
Intangible assets other than goodwill	1,188
Customer relationships | FRCT
Business Acquisition
Intangible assets other than goodwill	1,960
Customer relationships | Enwrap
Business Acquisition
Intangible assets other than goodwill	558
Customer relationships | T&R Lumber Company
Business Acquisition
Intangible assets other than goodwill	5,000
Customer relationships | Quest Design
Business Acquisition
Intangible assets other than goodwill	10,318
Tradename | PalletOne
Business Acquisition
Intangible assets other than goodwill	17,450
Tradename | Atlantic Prefab
Business Acquisition
Intangible assets other than goodwill	150
Tradename | Exterior Designs
Business Acquisition
Intangible assets other than goodwill	240
Tradename | Patriot Building Systems
Business Acquisition
Intangible assets other than goodwill	110
Tradename | FRCT
Business Acquisition
Intangible assets other than goodwill	210
Tradename | Enwrap
Business Acquisition
Intangible assets other than goodwill	474
Tradename | T&R Lumber Company
Business Acquisition
Intangible assets other than goodwill	2,600
Tradename | Quest Design
Business Acquisition
Intangible assets other than goodwill	$ 1,903